Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Leases

Note 7. Leases

The Company currently leases its headquarters, certain other warehouse space and certain equipment under leases classified as operating leases through January 2028, including estimated renewals. Fixed rent generally escalates each year and the Company is responsible for a portion of the landlord’s operating expenses such as property tax, insurance and common area maintenance. Under the Company’s headquarter lease, the Company has one 60-month renewal option, which has been included in the calculation of lease liabilities and right of use assets at the adoption date of the lease accounting standard on January 1, 2019, as the exercise of the option was reasonably certain. As the renewal rent has not been negotiated, the Company used an estimated rent rate which approximated the fair market rent at adoption of ASC 842 on January 1, 2019 for the extension period. The Company’s leases do not have any contingent rent payments and do not contain residual value guarantees.

The Company does not have any leases classified as financing leases as of March 31, 2021 and December 31, 2020.

The components of lease related expense are as follows (amounts in thousands):

	Three Months Ended March 31,
Operating leases	2021	2020
Operating lease cost	$596	$536
Variable lease cost	104	104

Operating lease expense	$700	$640

The components of supplemental cash flow information related to leases are as follows (amounts in thousands):

	Three Months Ended March 31,
	2021	2020
Operating cash flows—operating leases	$569	$496
Right-of-use assets obtained in exchange for operating lease liabilities	690	—

	Three Months Ended March 31,
	2021	2020
Weighted-average remaining lease term—operating leases (in years)	6.7	7.8
Weighted-average discount rate—operating leases	6.90%	7.00%

As of March 31, 2021, future minimum payments during the next five years and thereafter are as follows (amounts in thousands):

Fiscal Year	Operating Leases
2021 (remaining nine months)	$1,719
2022	2,355
2023	2,547
2024	2,344
2025	2,318
Thereafter	4,828

Total	16,111
Less present value discount	(3,302)

Operating lease liabilities	$12,809

The Company’s lease agreements do not provide an implicit rate, so the Company used an estimated incremental borrowing rate, which was derived from third-party information available at the time the Company adopted ASC 842, Leases, or at the lease commencement date in determining the present value of lease payments. The rate used is for a secured borrowing of a similar term as the lease.

8. Leases

The Company currently leases its headquarters under a single lease classified as an operating lease expiring in January 2023. Fixed rent escalates each year and the Company is responsible for a portion of the landlord’s operating expenses such as property tax, insurance and common area maintenance. Under the lease, the Company has one 60-month renewal option, which has been included in the calculation of lease liabilities and right of use assets at the adoption date of the lease accounting standard on January 1, 2019, as the exercise of the option was reasonably certain. As the renewal rent has not been negotiated, the Company used an estimated rent rate which approximated the fair market rent at adoption for the extension period. This lease does not have any contingent rent payments and does not contain residual value guarantees.

The Company does not have any leases classified as financing leases during the years ended December 31, 2020 and 2019.

The components of lease related expense are as follows (amounts in thousands):

	Year Ended December 31,
Operating leases	2020	2019
Operating lease cost	$2,143	$2,143
Variable lease cost	409	425

Operating lease expense	$2,552	$2,568

The components of supplemental cash flow information related to leases are as follows (amounts in thousands):

	Year Ended December 31,
	2020	2019
Operating cash flows—operating leases	$1,994	$1,936
Right-of-use assets obtained in exchange for operating lease liabilities	$—	$14,100

	Year Ended December 31,
	2020	2019
Weighted-average remaining lease term—operating leases (in years)	7.1	8.1
Weighted-average discount rate—operating leases	7.00%	7.00%

As of December 31, 2020, future minimum payments during the next five years and thereafter are as follows (amounts in thousands):

Operating Leases
Year Ended December 31, 2021	$2,053
Year Ended December 31, 2022	2,115
Year Ended December 31, 2023	2,301
Year Ended December 31, 2024	2,318
Year Ended December 31, 2025	2,318
Thereafter	4,828

Total	15,933
Less present value discount	(3,469)

Operating lease liabilities	$12,464

The Company’s lease agreement does not provide an implicit rate, so the Company used an estimated incremental borrowing rate, which was derived from third-party information available at the time the Company adopted ASC 842, Leases, in determining the present value of lease payments. The rate used is for a secured borrowing of a similar term as the lease.

Sublease

In May 2017, the Company entered into an agreement to sublet approximately 15,000 square feet of the Company’s leased space for the sublease term of 3 years. In March 2018, the sublease agreement was amended to add approximately another 11,000 square feet to the sublease. The Company received $0.9 million for the years ended December 31, 2019 in sublease income and the amounts have been recorded in other income (expense). The sublease was terminated at the end of 2019.